Selected Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Income Statement [Abstract]
Selected Quarterly Data (Unaudited)
20. Selected Quarterly Data (unaudited)

	2014				2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per unit amounts)
Sales and other operating revenue	$214.5	$217.8	$216.8	$223.9	$253.7	$228.1	$219.5	$230.4
Gross profit(1)	$35.5	$42.6	$45.5	$38.8	$45.2	$39.9	$41.6	$43.0
Net income(2)	$25.7	$10.8	$27.1	$23.9	$28.8	$30.4	$31.0	$34.0
Net income attributable to SunCoke Energy Partners, L.P.	$13.2	$1.2	$20.2	$21.4	$11.8	$15.8	$13.7	$17.3
Net income per common unit (basic and diluted)	$0.41	$0.03	$0.52	$0.55	$0.37	$0.49	$0.43	$0.53
Net income per subordinated unit (basic and diluted)	$0.41	$0.02	$0.52	$0.55	$0.37	$0.49	$0.43	$0.53
Cash distribution per unit paid during period	$0.4750	$0.5000	$0.5150	$0.5275	$—	$0.3071	$0.4225	$0.4325

(1)	Gross profit equals sales and other operating revenue less cost of products sold, operating expenses and depreciation and amortization.

(2)	Net income in the second quarter of 2014 was unfavorably impacted by costs associated with the Haverhill and Middletown Dropdown.